Schedule of Investments (unaudited) December 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.2%
Erste Group Bank AG	57,197	$2,154,673
OMV AG	26,579	1,494,132

		3,648,805

Belgium — 1.7%
Ageas	36,086	2,133,883
Anheuser-Busch InBev SA/NV	161,812	13,206,600
Galapagos NV(a)	9,629	2,015,794
Groupe Bruxelles Lambert SA	14,997	1,581,734
KBC Group NV	64,731	4,872,614
Proximus SADP	29,965	858,383
Solvay SA	13,433	1,557,613
UCB SA	24,469	1,947,371
Umicore SA	38,272	1,862,759

		30,036,751

Denmark — 2.7%
AP Moller — Maersk A/S, Class A	696	944,101
AP Moller — Maersk A/S, Class B, NVS	1,169	1,687,209
Carlsberg A/S, Class B	20,103	3,001,106
Chr Hansen Holding A/S	19,721	1,568,319
Coloplast A/S, Class B	22,408	2,781,729
Danske Bank A/S	130,540	2,113,897
DSV PANALPINA A/S	38,919	4,488,810
Genmab A/S(a)	12,458	2,772,499
Novo Nordisk A/S, Class B	315,367	18,317,057
Novozymes A/S, Class B	41,445	2,029,603
Orsted A/S(b)	31,843	3,295,753
Pandora A/S	19,168	834,443
Vestas Wind Systems A/S	37,841	3,826,733

		47,661,259

Finland — 1.8%
Elisa OYJ	28,581	1,580,046
Fortum OYJ	82,978	2,049,141
Kone OYJ, Class B	77,146	5,046,835
Metso OYJ	24,454	965,677
Neste OYJ	82,601	2,876,161
Nokia OYJ	1,067,124	3,948,101
Nordea Bank Abp	618,974	5,001,490
Sampo OYJ, Class A	94,838	4,142,188
Stora Enso OYJ, Class R	117,430	1,708,983
UPM-Kymmene OYJ	101,610	3,525,507
Wartsila OYJ Abp	93,691	1,035,906

		31,880,035

France — 17.5%
Accor SA	34,418	1,612,977
Aeroports de Paris	6,390	1,263,125
Air Liquide SA	90,010	12,750,766
Airbus SE	115,178	16,869,400
Alstom SA	36,560	1,733,059
Arkema SA	13,945	1,482,363
Atos SE	18,557	1,548,102
AXA SA	371,477	10,470,437
BNP Paribas SA	217,466	12,896,092
Bouygues SA	47,730	2,029,493
Bureau Veritas SA	49,141	1,283,039
Capgemini SE	30,406	3,716,835
Carrefour SA	111,277	1,867,380
Cie. de Saint-Gobain	104,390	4,276,987

Security	Shares	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA	34,422	$4,215,480
Credit Agricole SA	243,391	3,531,191
Danone SA	122,968	10,200,529
Dassault Systemes SE	26,114	4,295,813
Edenred	45,691	2,364,383
Eiffage SA	15,410	1,764,367
Electricite de France SA(c)	83,841	934,339
Engie SA	350,136	5,659,596
EssilorLuxottica SA	55,680	8,487,605
Gecina SA	10,523	1,885,205
Hermes International	6,680	4,995,365
Kering SA	14,110	9,268,671
Klepierre SA	40,095	1,523,474
Legrand SA	50,556	4,122,254
L’Oreal SA	46,831	13,877,892
LVMH Moet Hennessy Louis Vuitton SE	51,461	23,926,241
Orange SA(a)	365,690	5,385,587
Pernod Ricard SA	41,718	7,464,452
Peugeot SA	107,274	2,564,840
Publicis Groupe SA	43,439	1,967,964
Renault SA	39,499	1,870,160
Safran SA	64,330	9,939,761
Sanofi	218,707	22,001,575
Schneider Electric SE	105,067	10,791,295
SCOR SE	29,934	1,257,346
SES SA	73,080	1,025,403
Societe Generale SA	151,761	5,283,456
Sodexo SA	16,705	1,981,081
STMicroelectronics NV, New	125,552	3,378,142
Suez	80,912	1,224,757
Teleperformance	11,030	2,691,666
Thales SA	20,126	2,090,159
TOTAL SA	484,301	26,746,479
Ubisoft Entertainment SA(a)	14,223	983,144
Unibail-Rodamco-Westfield	26,407	4,169,125
Valeo SA	45,546	1,605,848
Veolia Environnement SA	107,360	2,857,329
Vinci SA	95,879	10,654,789
Vivendi SA	153,041	4,435,578

		307,222,396

Germany — 12.7%
adidas AG	35,263	11,471,066
Allianz SE, Registered	79,289	19,438,007
Aroundtown SA	171,280	1,535,017
BASF SE	174,722	13,209,043
Bayer AG, Registered	178,155	14,560,463
Bayerische Motoren Werke AG	60,450	4,962,922
Beiersdorf AG	18,734	2,242,733
Brenntag AG	29,467	1,603,558
Commerzbank AG	187,200	1,159,298
Continental AG	20,592	2,664,178
Covestro AG(b)	32,338	1,504,610
Daimler AG, Registered	169,672	9,402,849
Delivery Hero SE(a)(b)	24,749	1,960,209
Deutsche Bank AG, Registered	396,319	3,077,151
Deutsche Boerse AG	36,581	5,754,861
Deutsche Lufthansa AG, Registered	45,167	831,986
Deutsche Post AG, Registered	185,727	7,090,352
Deutsche Telekom AG, Registered	617,404	10,097,530
Deutsche Wohnen SE	69,958	2,859,983

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	419,550	$4,485,277
Fresenius Medical Care AG & Co. KGaA	40,455	2,995,291
Fresenius SE & Co. KGaA	78,203	4,404,942
GEA Group AG	31,457	1,040,953
Hannover Rueck SE	11,335	2,192,264
HeidelbergCement AG	27,903	2,034,619
Infineon Technologies AG	237,014	5,403,437
LANXESS AG	15,930	1,069,666
LEG Immobilien AG	12,778	1,513,935
Merck KGaA	24,369	2,881,764
MTU Aero Engines AG	9,910	2,832,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,328	8,067,700
QIAGEN NV(a)	44,036	1,505,650
RWE AG	109,524	3,362,426
SAP SE	206,726	27,920,236
Siemens AG, Registered	153,803	20,119,907
Symrise AG	24,224	2,550,556
thyssenkrupp AG(c)	77,157	1,042,769
TUI AG	85,015	1,074,205
United Internet AG, Registered(d)	23,980	788,145
Volkswagen AG	6,280	1,221,291
Vonovia SE	103,985	5,602,709
Wirecard AG(c)	21,930	2,646,264

		222,181,985

Ireland — 1.0%
Bank of Ireland Group PLC	176,888	969,354
CRH PLC(a)	155,494	6,225,911
Flutter Entertainment PLC	15,626	1,900,478
Irish Bank Resolution Corp. Ltd.(e)	211,770	2
Kerry Group PLC, Class A	28,901	3,604,235
Kingspan Group PLC	29,217	1,785,746
Ryanair Holdings PLC, ADR(a)(c)	16,907	1,481,222
Smurfit Kappa Group PLC	45,044	1,732,250

		17,699,198

Italy — 3.5%
Assicurazioni Generali SpA	231,132	4,772,501
Atlantia SpA	89,782	2,095,221
CNH Industrial NV	188,744	2,074,159
Enel SpA	1,468,941	11,660,918
Eni SpA	483,804	7,519,344
Ferrari NV	24,543	4,074,572
Fiat Chrysler Automobiles NV	210,065	3,111,117
Intesa Sanpaolo SpA	3,013,590	7,944,396
Leonardo SpA	73,595	863,278
Mediobanca Banca di Credito Finanziario SpA	133,497	1,470,631
Moncler SpA	36,108	1,624,086
Prysmian SpA	51,126	1,233,288
Snam SpA	415,046	2,183,155
Telecom Italia SpA/Milano(a)	2,069,873	1,292,757
Tenaris SA	89,535	1,010,055
Terna Rete Elettrica Nazionale SpA	266,881	1,783,662
UniCredit SpA	404,099	5,905,884

		60,619,024

Netherlands — 6.0%
ABN AMRO Bank NV, CVA(b)	78,686	1,432,631
Adyen NV(a)(b)	4,574	3,753,182
Aegon NV	266,821	1,218,093
Akzo Nobel NV	43,507	4,426,548

Security	Shares	Value

Netherlands (continued)
ArcelorMittal	124,014	$2,177,455
ASML Holding NV	81,325	24,072,453
EXOR NV	18,476	1,432,671
Heineken Holding NV	19,331	1,874,797
Heineken NV	44,977	4,792,194
ING Groep NV	748,459	8,979,468
Koninklijke Ahold Delhaize NV	225,847	5,652,075
Koninklijke DSM NV	34,622	4,512,015
Koninklijke KPN NV	676,979	1,999,319
Koninklijke Philips NV	171,771	8,391,216
NN Group NV	58,518	2,221,515
Prosus NV(a)	79,518	5,938,396
Randstad NV	23,791	1,453,841
Unilever NV	292,574	16,824,658
Wolters Kluwer NV	51,740	3,776,240

		104,928,767

Norway — 0.9%
DNB ASA	172,730	3,223,711
Equinor ASA	207,555	4,145,290
Mowi ASA	85,342	2,216,272
Norsk Hydro ASA	265,904	987,688
Orkla ASA	150,026	1,518,818
Telenor ASA	120,928	2,166,776
Yara International ASA	33,335	1,385,402

		15,643,957

Portugal — 0.2%
EDP — Energias de Portugal SA	414,468	1,797,688
Galp Energia SGPS SA	86,141	1,440,729

		3,238,417

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	51,277	2,051,957
Aena SME SA(b)	14,070	2,692,803
Amadeus IT Group SA	82,335	6,728,249
Banco Bilbao Vizcaya Argentaria SA	1,273,054	7,120,719
Banco de Sabadell SA	1,084,743	1,266,328
Banco Santander SA	3,162,121	13,239,558
CaixaBank SA	682,177	2,142,550
Cellnex Telecom SA(b)	51,859	2,233,583
Enagas SA	43,159	1,101,661
Endesa SA	60,678	1,620,361
Ferrovial SA	90,972	2,754,069
Grifols SA	56,099	1,979,182
Iberdrola SA	1,144,979	11,798,488
Industria de Diseno Textil SA	202,217	7,138,788
International Consolidated Airlines Group SA	165,967	1,374,156
Naturgy Energy Group SA	64,162	1,613,289
Red Electrica Corp. SA	83,005	1,670,127
Repsol SA	282,054	4,410,314
Telefonica SA	871,128	6,089,014

		79,025,196

Sweden — 3.9%
Alfa Laval AB	57,439	1,447,472
Assa Abloy AB, Class B	189,187	4,425,994
Atlas Copco AB, Class A	123,258	4,919,233
Atlas Copco AB, Class B	74,827	2,599,467
Boliden AB	51,850	1,376,419
Electrolux AB, Series B	49,254	1,209,640
Epiroc AB, Class A	120,540	1,472,458
Epiroc AB, Class B	74,351	882,025

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Essity AB, Class B	115,631	$3,727,940
Hennes & Mauritz AB, Class B	148,450	3,020,682
Hexagon AB, Class B	53,708	3,012,130
Industrivarden AB, Class A	29,234	724,522
Industrivarden AB, Class C	31,923	770,363
Investor AB, Class B	87,336	4,769,354
Kinnevik AB, Class B	46,199	1,130,169
Sandvik AB	210,969	4,116,364
Securitas AB, Class B	61,066	1,053,205
Skandinaviska Enskilda Banken AB, Class A	306,393	2,882,913
Skanska AB, Class B	67,417	1,524,635
SKF AB, Class B	72,107	1,458,925
Svenska Cellulosa AB SCA, Class B	114,685	1,163,873
Svenska Handelsbanken AB, Class A	282,535	3,045,362
Swedbank AB, Class A	177,254	2,640,523
Swedish Match AB	33,425	1,723,908
Tele2 AB, Class B	95,129	1,380,537
Telefonaktiebolaget LM Ericsson, Class B	501,875	4,372,685
Telia Co. AB	488,235	2,099,279
Volvo AB, Class B	313,191	5,249,376

		68,199,453

Switzerland — 15.5%
ABB Ltd., Registered	368,697	8,898,073
Adecco Group AG, Registered	31,813	2,011,248
Alcon Inc.(a)	93,772	5,306,661
Baloise Holding AG, Registered	9,385	1,696,055
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	206	1,598,689
Chocoladefabriken Lindt & Spruengli AG, Registered	21	1,854,185
Cie. Financiere Richemont SA, Registered	99,051	7,780,058
Clariant AG, Registered	47,102	1,050,657
Credit Suisse Group AG, Registered	463,435	6,271,819
Geberit AG, Registered	7,086	3,974,921
Givaudan SA, Registered	1,512	4,732,661
Julius Baer Group Ltd.	42,645	2,198,859
Kuehne + Nagel International AG, Registered	9,738	1,641,185
LafargeHolcim Ltd., Registered	91,695	5,084,961
Logitech International SA, Registered	33,431	1,582,220
Lonza Group AG, Registered	14,245	5,195,780
Nestle SA, Registered	567,455	61,401,286
Novartis AG, Registered	486,446	46,165,526
Partners Group Holding AG	3,563	3,265,148
Roche Holding AG, Bearer	5,115	1,624,799
Roche Holding AG, NVS	134,004	43,452,529
Schindler Holding AG, Participation Certificates, NVS	7,518	1,911,428
Schindler Holding AG, Registered	4,035	988,384
SGS SA, Registered	976	2,671,943
Sika AG, Registered	23,895	4,487,330
Sonova Holding AG, Registered	10,143	2,320,106
Straumann Holding AG, Registered	2,111	2,071,869
Swatch Group AG (The), Bearer	5,945	1,657,613
Swatch Group AG (The), Registered	11,893	628,210
Swiss Life Holding AG, Registered	6,352	3,186,659
Swiss Prime Site AG, Registered	14,563	1,682,862
Swiss Re AG	55,876	6,272,238
Swisscom AG, Registered	4,856	2,570,543
Temenos AG, Registered	12,419	1,964,776
UBS Group AG, Registered	730,906	9,227,372
Vifor Pharma AG	7,975	1,454,829

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	28,747	$11,788,541

		271,672,023

United Kingdom — 26.6%
3i Group PLC	185,023	2,691,301
Anglo American PLC	264,715	7,620,306
Ashtead Group PLC	95,859	3,065,521
Associated British Foods PLC	68,021	2,341,080
AstraZeneca PLC	251,129	25,307,220
Aviva PLC	754,115	4,182,873
BAE Systems PLC	609,691	4,561,825
Barclays PLC	3,083,123	7,337,161
Barratt Developments PLC	191,432	1,893,375
Berkeley Group Holdings PLC	24,675	1,588,321
BHP Group PLC	403,251	9,491,791
BP PLC	3,855,005	24,084,238
British American Tobacco PLC	437,309	18,720,901
British Land Co. PLC (The)	178,854	1,513,553
BT Group PLC	1,676,960	4,275,158
Bunzl PLC	63,746	1,743,842
Burberry Group PLC	78,230	2,285,157
Carnival PLC	35,696	1,723,186
Centrica PLC	1,084,348	1,282,786
Cobham PLC	470,067	1,022,820
Compass Group PLC	304,469	7,623,230
Croda International PLC	25,258	1,713,180
DCC PLC	19,486	1,689,274
Diageo PLC	446,212	18,918,785
Direct Line Insurance Group PLC	262,100	1,085,054
DS Smith PLC	260,654	1,326,649
easyJet PLC	49,828	940,308
Experian PLC	173,708	5,872,657
Ferguson PLC	44,438	4,032,545
G4S PLC	295,724	854,038
GlaxoSmithKline PLC	952,030	22,436,791
Glencore PLC	2,069,822	6,453,293
GVC Holdings PLC	110,081	1,289,428
Halma PLC	72,833	2,041,635
Hargreaves Lansdown PLC	52,056	1,334,400
HSBC Holdings PLC	3,939,882	30,893,401
IMI PLC	52,766	824,142
Imperial Brands PLC	180,601	4,471,607
Informa PLC	239,341	2,717,266
InterContinental Hotels Group PLC	35,962	2,481,127
Intertek Group PLC	30,783	2,386,434
ITV PLC	690,274	1,380,806
J Sainsbury PLC	322,921	983,489
Johnson Matthey PLC	37,934	1,505,583
Kingfisher PLC	409,776	1,177,987
Land Securities Group PLC	144,579	1,896,158
Legal & General Group PLC	1,130,964	4,539,683
Lloyds Banking Group PLC	13,456,202	11,141,321
London Stock Exchange Group PLC	60,310	6,191,918
M&G PLC(a)	494,738	1,554,620
Marks & Spencer Group PLC	373,005	1,054,986
Melrose Industries PLC	945,878	3,008,579
Micro Focus International PLC	70,880	998,890
Mondi PLC	92,726	2,177,318
National Grid PLC	719,651	9,002,561
Next PLC	25,623	2,382,196
Ocado Group PLC(a)(c)	113,270	1,919,197

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	148,656	$1,254,458
Persimmon PLC	59,122	2,110,776
Prudential PLC	494,738	9,496,811
Reckitt Benckiser Group PLC	140,694	11,423,505
RELX PLC	384,066	9,695,026
Rentokil Initial PLC	350,071	2,100,818
Rio Tinto PLC	190,898	11,387,739
Rolls-Royce Holdings PLC	364,743	3,301,178
Royal Bank of Scotland Group PLC	881,084	2,804,822
Royal Dutch Shell PLC, Class A	796,459	23,581,700
Royal Dutch Shell PLC, Class B	715,246	21,219,770
RSA Insurance Group PLC	205,534	1,540,023
Sage Group PLC (The)	213,845	2,121,852
Schroders PLC	23,815	1,051,842
Segro PLC	206,182	2,450,610
Severn Trent PLC	45,774	1,525,074
Smith & Nephew PLC	170,467	4,138,267
Smiths Group PLC	74,912	1,674,174
Spirax-Sarco Engineering PLC	13,800	1,625,231
SSE PLC	196,840	3,751,089
St. James’s Place PLC	100,690	1,553,317
Standard Chartered PLC	516,829	4,877,586
Standard Life Aberdeen PLC	440,987	1,916,753
Tate & Lyle PLC	88,912	895,411
Taylor Wimpey PLC	620,128	1,588,810
Tesco PLC	1,857,570	6,280,005
Travis Perkins PLC	47,721	1,012,759
Unilever PLC	224,621	12,945,645
United Utilities Group PLC	129,996	1,624,651
Vodafone Group PLC	5,116,654	9,947,820
Weir Group PLC (The)	49,465	989,157
Whitbread PLC	25,113	1,612,190
Wm Morrison Supermarkets PLC	448,611	1,187,407
WPP PLC	241,059	3,405,794

		467,125,021

Total Common Stocks — 98.7% (Cost: $1,838,932,358)		1,730,782,287

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,624	656,495
Henkel AG & Co. KGaA, Preference Shares, NVS	33,990	3,517,776
Porsche Automobil Holding SE, Preference Shares, NVS	29,225	2,186,128

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	35,014	$6,926,796

		13,287,195

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,148,160	703,432

Total Preferred Stocks — 0.8% (Cost: $17,919,105)		13,990,627

Rights

Spain — 0.0%
Repsol SA, (Expires 01/20/21)(a)	282,054	133,924

Total Rights — 0.0% (Cost: $133,386)		133,924

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(f)(g)(h)	7,214,388	7,217,274
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	1,088,091	1,088,091

		8,305,365

Total Short-Term Investments — 0.5% (Cost: $8,304,999)		8,305,365

Total Investments in Securities — 100.0% (Cost: $1,865,289,848)		1,753,212,203

Other Assets, Less Liabilities — 0.0%		487,626

Net Assets — 100.0%		$1,753,699,829

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,844,870	(2,630,482)	7,214,388	$7,217,274	$120,178	(a)	$1,642	$(283)
BlackRock Cash Funds: Treasury, SL Agency Shares	979,188	108,903	1,088,091	1,088,091	14,731		—	—

				$8,305,365	$134,909		$1,642	$(283)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	130	03/20/20	$5,441	$(11,821)
FTSE 100 Index	31	03/20/20	3,080	15,725

				$3,904

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,730,782,285	$—	$2	$1,730,782,287
Preferred Stocks	13,990,627	—	—	13,990,627
Rights	133,924	—	—	133,924
Money Market Funds	8,305,365	—	—	8,305,365

	$1,753,212,201	$—	$2	$1,753,212,203

Derivative financial instruments(a)
Assets
Futures Contracts	$15,725	$—	$—	$15,725
Liabilities
Futures Contracts	(11,821)	—	—	(11,821)

	$3,904	$—	$—	$3,904

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares